Finance Receivables And Loans, Net (Schedule of Accounts, Notes, Loans and Financing Receivables) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	$ 100,328,000,000	$ 99,055,000,000
Interest and Fee Income, Loans and Leases	4,529,000,000	4,539,000,000	4,189,000,000
Held For Investment Mortgage Finance Receivables Interest Only Mortgage Loans	1,500,000,000	2,100,000,000
Loans Receivable, Fair Value Disclosure	1,000,000	0
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	595,000,000	895,000,000
Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	56,417,000,000	53,715,000,000
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net		9,821,000,000
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	35,467,000,000	35,519,000,000
Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	30,948,000,000	30,270,000,000
Commercial And Industrial Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	0
Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	1,664,000,000	2,697,000,000
Commercial Real Estate Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,855,000,000	2,552,000,000
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and Fee Income, Loans and Leases	2,000,000	0	0
Fair Value Option Election, Fair Value [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	100,328,000,000
Fair Value Option Election, Fair Value [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	8,444,000,000
Fair Value Option Election, Fair Value [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and Fee Income, Loans and Leases	$ 1,000,000